Contract assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 6,888,048
Transfers to intangible assets	(55,177)	R$ (30,623)	R$ (52,811)
Contract assets, ending	7,672,679	6,888,048
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	29,815	27,254
Acquisitions	13,955	14,269
Transfers to intangible assets	(13,738)	(3,398)
Transfers to accounts receivable related to concession		(8,310)
Contract assets, ending	R$ 30,032	R$ 29,815	R$ 27,254